Shareholder Fees - VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO	Apr. 30, 2025 USD ($)
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)